Taxes (Details) - Schedule of Income Tax Benefits (Expenses) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Current
China	$ 1,834	$ 475,841	$ 807,648
Deferred
China	(189,554)	(223,230)	(214,530)
Income tax (benefit) expense	$ (187,720)	$ 252,611	$ 593,118